Financial Risk Management (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign exchange risk, percent	10.00%
Gain (Loss) on foreign exchange	$ 544	$ (807)
Increase decrease in interest rates, percentage	1.00%
Increase decrease in foreign exchange loss	$ 145	174
Foreign Exchange Risk [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Gain (Loss) on foreign exchange	$ 93	$ 202